Share-Based Payments (Details) - Schedule of RSU’s Outstanding, Granted, Forfeited, Vested and Accelerated - Restricted Stock Units [Member]	3 Months Ended
Mar. 31, 2024 $ / shares shares
Share-Based Payments (Details) - Schedule of RSU’s Outstanding, Granted, Forfeited, Vested and Accelerated [Line Items]
Quantity, unvested beginning | shares	443,221
Fair value, unvested beginning | $ / shares	$ 13.13
Quantity, granted | shares	71,200
Fair value, granted | $ / shares	$ 9.26
Quantity, forfeited | shares
Fair value, forfeited | $ / shares
Quantity, vested | shares
Fair value, vested | $ / shares
Quantity, accelerated | shares	(10,000)
Fair value, accelerated | $ / shares	$ 13.23
Quantity, unvested ending | shares	504,421
Fair value, unvested ending | $ / shares	$ 12.85